Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

On October 7, 2020, the Company entered into a Securities Purchase Agreement (the “October 2020 Purchase Agreement”) with certain investors for the purpose of raising approximately $5,100,000 million in gross proceeds for the Company. Pursuant to the terms of the October 2020 Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 381,309 shares of the Company’s common stock at a purchase price of $10.25 per share, and in a concurrent private placement, warrants to purchase up to 381,309 of common stock at a purchase price of $3.125 per warrant, for a combined purchase price per share and warrant of $13.375. The warrants are exercisable immediately on the date of issuance at an exercise price of $10.25 per share and will expire five years following the date of issuance.

The closing of the sales of these securities under the October 2020 Purchase Agreement occurred on October 9, 2020. Net proceeds to the Company from the transactions, after deducting the placement agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants, were approximately $4,450,000.

On November 10, 2020 the Company agreed to pay Spartan Capital Securities LLC $355,000 in cash, and warrants to purchase 17,618 shares of common stock at a purchase price of $8.00 per share, and warrants to purchase 18,057 shares of common stock at a purchase price of $10.25 per share. These amounts were in dispute and were paid pursuant to an investment banking agreement dated February 12, 2020 in connection with financings which occurred in July and October. The investment banking agreement has now been terminated with no further obligations.

On November 24, 2020, the Company completed the exchange of all its outstanding Series C Convertible Preferred Stock into common stock, exchanging 4,205,406 shares of its Series C Convertible Preferred stock for 243,125 shares of its common stock.

On November 30, 2020, the Company effected a one-for-twenty five (1:25) reverse stock split of the shares of the Company’s common stock. As a result of the reverse stock split, every twenty five (25) shares of issued and outstanding common stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split and any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share. Following the reverse stock split, the number of shares of Common Stock outstanding was reduced from 55,853,569 shares to 2,234,143 shares. Pursuant to their terms, proportional adjustments were also made to the Company’s outstanding stock options and warrants such that the number of shares of Common Stock underlying such securities were reduced by a factor of 25 and the exercise prices of such securities were increased by a factor of 25.

The condensed financial statements and accompanying notes including per share amounts give effect to each of these reverse stock splits as if they occurred at the beginning of the first period presented. There have been no changes to previously reported earnings.

On December 4, 2020, the Company and Gusrae entered a Settlement Agreement and Release resolving their dispute and the related complaint filed in the Supreme Court of the State of New York (See Note 9 – Commitments and Contingencies - Litigations Claims and Assessments). Pursuant to the agreement the Company paid Gusrae $120,000 as full settlement of all claims made by Gusrae, and the Company and Gusrae agreed to terminate their complaint before the Supreme Court of the State of New York.

In December 2020 and through the date of filing this prospectus, warrants to purchase 290,924 shares of common stock were exercised resulting in proceeds to the Company of approximately $2,354,000.

In January 2021, we entered into warrant exercise agreements with certain purchasers of our warrants to purchase common stock issued in February 2020. In accordance with the terms of such agreements, eight of the nine the warrant holders have exercised warrants to purchase an aggregate of up to 48,000 shares of common stock for total gross proceeds of $240,000 to the company.

Note 14 – Subsequent Events

On February 25, 2020, the Company raised $650,000 in gross proceeds through a private placement bridge offering of its common stock and warrants to purchase its common stock to certain accredited investors (the “Bridge Offering”). The Company sold an aggregate of 52,000 shares of common stock and warrants to purchase 52,000 shares of common stock at an exercise price per share equal to $19.75 in the Bridge Offering pursuant to a securities purchase agreement between the Company and each of the investors in the Bridge Offering. The Company engaged Spartan Capital Securities, LLC, a FINRA-member as the exclusive placement agent for the Bridge Offering and to pay a fee in cash equal to 10% of the aggregate gross proceeds of the Bridge Offering and a warrant to purchase 3,292 shares of the Company’s common stock containing substantially the same terms as the warrant issued to investors in the Bridge Offering.